Income taxes (Tables)	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements [Abstract]
Disclosure of unused tax losses [Table Text Block]
	Canada	Other foreign	Total
2026	$1,824,942	-	$1,824,942
2027	1,534,633	-	1,534,633
2028		-	-
2029	1,572,795	452,762	2,025,557
2030	2,122,111	1,880,897	4,003,008
2031	1,278,506	18,526	1,297,032
2032	1,416,917	325,793	1,742,710
2033	1,717,443	157,463	1,874,906
2034	2,484,557	679,089	3,163,646
2035	2,807,765	570,901	3,378,666
2036	3,295,071	441,019	3,736,090
2037	2,637,800	232,719	2,870,519
2038	1,783,250	-	1,783,250
2039	1,224,688	5,254	1,229,942
	$25,700,478	$4,764,423	$30,464,901

Disclosure of deferred taxes [Table Text Block]
	2019	2018	2017
Non-capital losses and other	$8,073,286	$7,698,859	$7,277,434
Capital losses	175,090	175,090	350,180
Property, equipment, patents and deferred costs	1,668,632	1,567,228	1,598,394
	$9,917,008	$9,441,177	$9,226,008
Deferred tax asset not recognized	(9,917,008)	(9,441,177)	(9,226,008)
	$-	$-	$-

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2019	2018	2017
Loss before income taxes	$(2,832,864)	$(2,362,239)	$(4,346,200)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(750,709)	$(625,993)	$(1,151,743)
Non-deductible expenses and other items	270,610	182,056	413,499
Effect of exchange rate on deferred tax assets carried forward	4,269	225,846	424,023
Effect of higher tax rates in foreign jurisdiction	-	-	163,651
Change in deferred tax assets not recognized	475,830	218,091	150,570
	$-	$-	$-